ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 368,476	$ 264,541	$ 196,033
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	265,080	198,776	128,515
Tax effect	(130,963)	(68,000)	(43,000)
Unrealized gains on available-for-sale securities, net of tax effect	134,117	130,776	85,515
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gain on available-for-sale securities reclassified	(23,420)	(40,841)	(25,007)
Tax effect	7,963	14,000	8,000
Amounts reclassified, net of tax effect	(15,457)	(26,841)	(17,007)
Ending balance, net of tax effect	$ 487,136	$ 368,476	$ 264,541